Debt - debt secured by assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 17,971	€ 24,048
Property, plant and equipment, pledged as security	2,372	1,940
Secured Debt Excluding FCA US
Disclosure of detailed information about borrowings [line items]
Debt and Other	743	914
Secured Debt Excluding FCA US, Finance Leases
Disclosure of detailed information about borrowings [line items]
Debt and Other	140	433
Secured Debt FCA US
Disclosure of detailed information about borrowings [line items]
Debt and Other	1,441	3,446
Secured Debt FCA US, Tranche B Term Loan Due 2018
Disclosure of detailed information about borrowings [line items]
Debt and Other	836	2,678
Secured Debt FCA US, Finance Leases
Disclosure of detailed information about borrowings [line items]
Debt and Other	141	207
Secured Debt FCA US, Other Debt and Financial Commitments
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 464	€ 561